ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.

Semi-Annual Report
December 31, 2002

                                                                 AllianceCapital
                                            The Investment Professional's Choice

ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2002 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.4%
United States Investments - 50.1%

Healthcare - 14.0%
Biotechnology - 2.0%
Amgen, Inc.(a)                                                200       $  9,668
Applera Corp.-Applied Biosystems Group                        300          5,262
Genentech, Inc.(a)                                            200          6,632
Human Genome Sciences, Inc.(a)                                300          2,643
MedImmune, Inc.(a)                                            400         10,868
Waters Corp.(a)                                               300          6,534
                                                                        --------
                                                                          41,607
                                                                        --------

Drugs - 5.0%
Forest Laboratories, Inc.(a)                                  300         29,466
Pfizer, Inc.                                                1,200         36,684
Pharmacia Corp.                                               300         12,540
Schering-Plough Corp.                                         400          8,880
Wyeth                                                         400         14,960
                                                                        --------
                                                                         102,530
                                                                        --------

Medical Products - 3.1%
Boston Scientific Corp.(a)                                    200          8,504
Johnson & Johnson                                             300         16,113
Medtronic, Inc.                                               400         18,240
Stryker Corp.                                                 300         20,136
                                                                        --------
                                                                          62,993
                                                                        --------

Medical Services - 3.9%
Anthem, Inc.(a)                                               200         12,580
Cardinal Health, Inc.                                         300         17,757
HCA, Inc.                                                     100          4,150
Health Management Associates, Inc. Cl. A                      800         14,320
UnitedHealth Group, Inc.                                      200         16,700
WellPoint Health Networks, Inc. (a)                           200         14,232
                                                                        --------
                                                                          79,739
                                                                        --------
                                                                         286,869
                                                                        --------

Finance - 12.3%
Banking-Money Center - 2.5%
J. P. Morgan Chase & Co.                                    2,100         50,400
                                                                        --------

Brokerage & Money Management - 1.6%
Morgan Stanley                                                800         31,936
                                                                        --------

Insurance - 2.8%
ACE Limited                                                   600         17,604
American International Group, Inc.                            700         40,495
                                                                        --------
                                                                          58,099
                                                                        --------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Mortgage Banking - 1.6%
Fannie Mae                                                    500       $ 32,165
                                                                        --------

Miscellaneous - 3.8%
Citigroup, Inc.                                             1,400         49,266
MBNA Corp.                                                  1,500         28,530
                                                                        --------
                                                                          77,796
                                                                        --------
                                                                         250,396
                                                                        --------

Technology - 6.9%
Communication Equipment - 0.8%
Cisco Systems, Inc.(a)                                        700          9,170
Corning, Inc.(a)                                              300            993
Juniper Networks, Inc.(a)                                     500          3,400
QUALCOMM, Inc.(a)                                             100          3,639
                                                                        --------
                                                                          17,202
                                                                        --------

Computer Hardware/Storage - 0.8%
Dell Computer Corp.(a)                                        600         16,044
                                                                        --------

Computer Services - 0.8%
Affiliated Computer Services, Inc. Cl. A(a)                   100          5,265
First Data Corp.                                              200          7,082
Fiserv, Inc.(a)                                               100          3,395
                                                                        --------
                                                                          15,742
                                                                        --------

Contract Manufacturing - 0.1%
Flextronics International Ltd.(a)                             300          2,457
                                                                        --------

Internet Infrastructure - 0.3%
eBay, Inc.(a)                                                 100          6,782
                                                                        --------

Semiconductor Capital Equipment - 0.4%
Applied Materials, Inc.(a)                                    600          7,818
                                                                        --------

Semiconductor Components - 1.7%
Altera Corp.(a)                                               700          8,638
Intel Corp.                                                   500          7,785
Linear Technology Corp.                                       200          5,144
Maxim Intergrated Products, Inc.                              300          9,912
Micron Technology, Inc.(a)                                    100            974
Texas Instruments, Inc.                                       100          1,501
                                                                        --------
                                                                          33,954
                                                                        --------

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Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Software - 2.0%
BEA Systems, Inc.(a)                                          200       $  2,294
Mercury Interactive Corp.(a)                                  100          2,965
Microsoft Corp.                                               400         20,680
Oracle Corp.(a)                                               200          2,160
PeopleSoft, Inc.(a)                                           400          7,320
Symantec Corp.(a)                                             100          4,048
VERITAS Software Corp.(a)                                     100          1,562
                                                                        --------
                                                                          41,029
                                                                        --------
                                                                         141,028
                                                                        --------

Consumer Services - 4.8%
Airlines- 0.1%
Southwest Airlines Co.                                        100          1,390
                                                                        --------

Broadcasting & Cable - 1.9%
Comcast Corp. Cl.A(a)                                          97          2,286
Comcast Corp.-Special Cl.A(a)                                 500         11,295
Cox Communications, Inc. Cl.A(a)                              200          5,680
Viacom, Inc. Cl.B(a)                                          500         20,380
                                                                        --------
                                                                          39,641
                                                                        --------

Entertainment & Leisure - 0.7%
Harley-Davidson, Inc.                                         300         13,860
                                                                        --------

Retail-General Merchandise - 2.1%
Bed Bath & Beyond, Inc.(a)                                    200          6,906
Kohl's Corp.(a)                                               200         11,190
Tiffany & Co.                                                 200          4,782
Wal-Mart Stores, Inc.                                         400         20,204
                                                                        --------
                                                                          43,082
                                                                        --------
                                                                          97,973
                                                                        --------

Consumer Staples - 4.1%
Beverages - 1.2%
Anheuser-Busch Cos., Inc.                                     500         24,200
                                                                        --------

Cosmetics - 1.0%
Avon Products, Inc.                                           400         21,548
                                                                        --------

Food - 0.2%
Kraft Foods, Inc. Cl.A                                        100          3,893
                                                                        --------

Household Products - 1.1%
Colgate-Palmolive Co.                                         100          5,243
Procter & Gamble Co.                                          200         17,188
                                                                        --------
                                                                          22,431
                                                                        --------

Retail-Food & Drug - 0.6%
Walgreen Co.                                                  400         11,676
                                                                        --------
                                                                          83,748
                                                                        --------

Basic Industry - 2.3%
Chemicals - 2.3%
E. I. du Pont de Nemours and Co.                            1,100         46,640
                                                                        --------

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Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

Energy - 1.6%
Domestic Producers - 0.7%
Kerr-McGee Corp.                                          300         $   13,290
                                                                      ----------

Miscellaneous - 0.9%
Valero Energy Corp.                                       500             18,470
                                                                      ----------
                                                                          31,760
                                                                      ----------

Multi Industry Companies - 1.3%
Danaher Corp.                                             400             26,280
                                                                      ----------

Capital Goods - 1.2%
Machinery - 0.6%
ITT Industries, Inc.                                      200             12,138
                                                                      ----------

Miscellaneous - 0.6%
United Technologies Corp.                                 200             12,388
                                                                      ----------
                                                                          24,526
                                                                      ----------

Transportation - 0.9%
Railroads - 0.9%
Union Pacific Corp.                                       300             17,961
                                                                      ----------

Consumer Manufacturing - 0.3%
Building & Related - 0.3%
American Standard Companies, Inc.(a)                      100              7,114
                                                                      ----------

Aerospace & Defense - 0.3%
Aerospace - 0.3%
Lockheed Martin Corp.                                     100              5,775
                                                                      ----------

Utilities - 0.1%
Telephone Utility - 0.1%
AT&T Corp.                                                 60              1,567
                                                                      ----------

Total United States Investments                                        1,021,637
   (cost $940,707)                                                    ----------

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Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Foreign Investments - 48.3%
Austria - 0.1%
Telekom Austria AG(a)                                       170         $  1,721
                                                                        --------

Bermuda - 0.2%
Marvell Technology Group Ltd.(a)                            200            3,772
                                                                        --------

Brazil - 0.6%
Aracruz Celulose SA (ADR)                                   700           12,992
                                                                        --------

Finland - 0.5%
Nokia Oyj (Finland) (ADR)                                   700           10,850
                                                                        --------

France - 5.0%
Arcelor(a)                                                1,322           16,308
Carrefour SA                                                170            7,570
Dassault Systemes SA                                        200            4,311
L'Oreal SA                                                  300           22,841
LVMH Moet Hennessy Louis Vuitton SA                         169            6,943
Sanofi-Synthelabo SA                                        300           18,339
Schneider Electric SA                                       478           22,619
Societe Television Francaise 1                              145            3,874
                                                                        --------
                                                                         102,805
                                                                        --------

Germany - 1.7%
Bayerische Motoren Werke AG                                 450           13,671
Porsche AG - PFD                                             36           14,961
SAP AG (ADR)                                                287            5,597
                                                                        --------
                                                                          34,229
                                                                        --------

Hong Kong - 0.2%
CNOOC Ltd.                                                3,000            3,905
                                                                        --------

Ireland - 1.7%
Allied Irish Banks Plc                                    1,500           20,590
CRH Plc                                                   1,141           14,129
                                                                        --------
                                                                          34,719
                                                                        --------

Italy - 3.2%
Eni SpA                                                   2,700           42,927
Saipem SpA                                                2,158           14,426
Telecom Italia SpA                                          988            7,496
                                                                        --------
                                                                          64,849
                                                                        --------

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Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Japan - 9.8%
Bank of Fukuoka, Ltd.                                      3,000        $ 12,033
Bridgestone Corp.                                          1,000          12,387
Daikin Industries, Ltd.                                    1,000          15,842
Hitachi, Ltd.                                              1,000           3,834
Honda Motor Co., Ltd.                                        300          11,098
Hoya Corp.                                                   100           7,003
ITO En, Ltd.                                                 100           3,387
JSR Corp.                                                  1,000          10,045
Kao Corp.                                                  1,000          21,952
Keyence Corp.                                                100          17,401
Marui Co., Ltd.                                              400           3,917
Nitto Denko Corp.                                            200           5,696
Nomura Holdings, Inc.                                      1,000          11,241
Ricoh Co., Ltd.                                            1,000          16,407
Shin-Etsu Chemical Co., Ltd.                                 500          16,390
Shionogi & Co., Ltd.                                       1,000          14,140
Sumitomo Trust and Banking Co., Ltd.                       3,000          12,160
Tokyo Electron, Ltd.                                         100           4,525
                                                                        --------
                                                                         199,458
                                                                        --------

Mexico - 0.1%
Telefonos de Mexico SA de CV (Telmex)                        100           3,198
                                                                        --------

Netherlands - 2.4%
Heineken NV                                                  155           6,051
IHC Caland NV                                                716          37,795
STMicroelectronics NV (ADR)                                  300           5,853
                                                                        --------
                                                                          49,699
                                                                        --------

South Africa - 0.2%
Sasol Ltd.                                                   400           4,895
                                                                        --------

South Korea - 0.6%
Samsung Electronics Co., Ltd.(GDR) (b)                        75           9,928
SK Telecom Co., Ltd. (ADR)                                   100           2,135
                                                                        --------
                                                                          12,063
                                                                        --------

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria, SA (ADR)                  3,000          29,130
Industria de Diseno Textil, SA (Inditex)                     800          18,898
                                                                        --------
                                                                          48,028
                                                                        --------

Sweden - 0.8%
Atlas Copco AB Cl. A                                         524          10,223
Sandvik AB                                                   291           6,496
                                                                        --------
                                                                          16,719
                                                                        --------

Switzerland - 4.6%
Adecco SA                                                    259          10,152
Credit Suisse Group                                        1,865          40,464
Serono SA (ADR)                                              700           9,492
Swiss Re                                                     500          32,798
                                                                        --------
                                                                          92,906
                                                                        --------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Taiwan - 0.7%
Hon Hai Precision Industry Co., Ltd. (GDR) (b)               500     $    3,571
Realtek Semiconductor Corp. (GDR)                            200          2,071
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (a)        900          6,345
United Microelectronics Corp. (ADR) (a)                      920          3,091
                                                                     ----------
                                                                         15,078
                                                                     ----------

United Kingdom - 13.5%
Anglo American Plc.                                        1,217         18,083
AstraZeneca Plc. (ADR)                                       300         10,527
BHP Billiton Plc.                                          9,137         48,833
BP Plc. (ADR)                                              1,000         40,650
British Sky Broadcasting Group Plc.(a)                     1,446         14,874
Capita Group Plc.                                          2,926         11,634
Diageo Plc.                                                  508          5,520
Dixons Group Plc.                                          4,941         11,533
GlaxoSmithKline Plc.                                         300         11,238
Invensys Plc.                                              5,309          4,508
Pearson Plc.                                               1,317         12,180
Reckitt Benckiser Plc.                                       736         14,277
Rio Tinto Plc.                                               792         15,797
Royal Bank of Scotland Group Plc.                            800         19,163
Standard Chartered Plc.                                    1,600         18,184
Vodafone Group Plc.                                       10,340         18,851
                                                                     ----------
                                                                        275,852
                                                                     ----------

Total Foreign Investments
     (cost $988,797)                                                    987,738
                                                                     ----------
Total Investments - 98.4%
     (cost $1,929,504)                                                2,009,375
Other assets less liabilities - 1.6%                                     32,100
                                                                     ----------

Net Assets - 100%                                                    $2,041,475
                                                                     ==========

(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, these securities amounted to $13,499 or 0.66% of net assets.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

SECTOR BREAKDOWN

                                                                      Percent of
                                                               Total Investments
                                                               -----------------
Finance                                                                    22.2%
Healthcare                                                                 17.4%
Technology                                                                 12.0%
Consumer Services                                                          10.3%
Basic Industry                                                              9.5%
Consumer Staples                                                            8.6%
Energy                                                                      8.5%
Capital Goods                                                               4.7%
Consumer Manufacturing                                                      3.6%
Multi Industry Companies                                                    1.3%
Transportation                                                              0.9%
Utilities                                                                   0.7%
Aerospace & Defense                                                         0.3%

See notes to financial statements.

ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.
STATEMENT OF ASSETS & LIABILITIES
December 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $1,929,504) .........................................................         $ 2,009,375
Cash ..........................................................................................................              42,544
Foreign cash, at value (cost $1,114) ..........................................................................               1,134
Due from Adviser ..............................................................................................              75,912
Deferred offering costs .......................................................................................              23,747
Dividends receivable ..........................................................................................               1,032
                                                                                                                        -----------
Total assets ..................................................................................................           2,153,744
                                                                                                                        -----------
Liabilities
Offering costs payable ........................................................................................              42,700
Payable for investment securities purchased ...................................................................               4,698
Distribution fee payable ......................................................................................                  11
Accrued expenses and other liabilities ........................................................................              64,860
                                                                                                                        -----------
Total liabilities .............................................................................................             112,269
                                                                                                                        -----------
Net Assets ....................................................................................................         $ 2,041,475
                                                                                                                        ===========
Composition of Net Assets
Capital stock, at par .........................................................................................         $     2,000
Additional paid-in capital ....................................................................................           1,998,000
Undistributed net investment loss .............................................................................              (2,023)
Accumulated net realized loss on investment and foreign currency transactions .................................             (36,370)
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities ............              79,868
                                                                                                                        -----------
                                                                                                                        $ 2,041,475
                                                                                                                        ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
      ($1,019 / 100 shares of capital stock issued and outstanding) ...........................................         $     10.19
Sales charge - 4.25% of public offering price .................................................................                 .45
                                                                                                                        -----------
Maximum offering price ........................................................................................         $     10.64
                                                                                                                        -----------
Class B Shares
Net asset value and offering price per share
    ($1,016 / 100 shares of capital stock issued and outstanding) .............................................         $     10.16
                                                                                                                        -----------
Class C Shares
Net asset value and offering price per share
     ($1,016 / 100 shares of capital stock issued and outstanding) ............................................         $     10.16
                                                                                                                        -----------
Advisor Class Shares
Net asset value, redemption and offering price per share
     ($2,038,424 / 199,700 shares of capital stock issued and outstanding) ....................................         $     10.21
                                                                                                                        -----------

See notes to financial statements.

ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.
STATEMENT OF OPERATIONS
July 22, 2002* to December 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $600) ...............................................      $  10,284
Interest ...........................................................            244         $ 10,528
                                                                          ---------
Expenses
Advisory fee .......................................................          8,957
Distribution fee - Class A .........................................              1
Distribution fee - Class B .........................................              5
Distribution fee - Class C .........................................              5
Administrative .....................................................         61,250
Organization expenses ..............................................         29,000
Audit and legal ....................................................         18,954
Amortization of offering cost ......................................         18,952
Custodian ..........................................................          9,558
Transfer agency ....................................................          9,000
Directors' fees ....................................................          7,128
Printing ...........................................................          4,698
Miscellaneous ......................................................            162
                                                                          ---------
Total expenses .....................................................        167,670
Less: expenses waived and reimbursed by the Adviser (see Note B) ...       (155,119)
                                                                          ---------
Net expenses .......................................................                          12,551
                                                                                            --------
Net investment loss ................................................                          (2,023)
                                                                                            --------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency Transactions
Net realized loss on:
     Investments ...................................................                         (28,719)
     Foreign currency transactions .................................                          (7,651)
Net change in unrealized appreciation/depreciation of:
     Investments ...................................................                          79,871
     Foreign currency denominated assets and liabilities ...........                              (3)
                                                                                            --------
Net gain on investment and foreign currency transactions ...........                          43,498
                                                                                            --------
Net Increase in Net Assets from
     Operations ....................................................                        $ 41,475
                                                                                            ========

*  Commencement of operations.

See notes to financial statements.

ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                July 22, 2002*
                                                                                                       to
                                                                                               December 31, 2002
                                                                                                  (unaudited)
                                                                                               =================
Increase (Decrease) in Net Assets from Operations
Net investment loss .......................................................................        $    (2,023)
Net realized loss on investment and foreign currency transactions .........................            (36,370)
Net change in unrealized appreciation/depreciation of investments and foreign currency
     denominated assets and liabilities ...................................................             79,868
                                                                                                   -----------
Net increase in net assets from
     operations ...........................................................................             41,475
Capital Stock Transactions
Net increase ..............................................................................          1,900,000
                                                                                                   -----------
Total increase ............................................................................          1,941,475
Net Assets
Beginning of period .......................................................................            100,000
                                                                                                   -----------
End of period .............................................................................        $ 2,041,475
                                                                                                   ===========

* Commencement of operations.

See notes to financial statements.

ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Global Growth Trends Fund, Inc. (the "Fund") was organized under the laws of the State of Maryland on March 22, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of December 31, 2002, the Adviser was the only shareholder in the Fund.

Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $29,000 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of approximately $42,700 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly fee at an annual rate of 1.00% of the first $5 billion of the Fund's average daily net assets, .95% of the excess over $5 billion up to $7.5 billion of the Fund's average daily net assets, .90% of the excess over $7.5 billion up to $10 billion of the Fund's average daily net assets and .85% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated July 15, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from May 8, 2002 (date of organization of the Fund) to August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B shares and Class C shares, and 1.40% of average daily net assets for Advisor Class shares. For the period ended December 31, 2002, such reimbursement amounted to $84,869. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended December 31, 2002, expenses in the amount of $47,952 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended December 31, 2002, the Adviser agreed to waive its fees for such services. Such waiver amounted to $61,250.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended December 31, 2002, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $9,000.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges from the sale of Class A shares nor contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended December 31, 2002.

Brokerage commissions paid on investment transactions for the period ended December 31, 2002, amounted to $5,080, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $ 2,405,311 and $ 447,088, respectively, for the period ended December 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the period ended December 31, 2002.

At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $ 144,151 and gross unrealized depreciation of investments was $ 64,280, resulting in net unrealized appreciation of $ 79,871, excluding foreign currency transactions.

NOTE E

Capital Stock

There are 24,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                    Shares              Amount
                                                ------------       -------------
                                                    July 22,           July 22,
                                                  2002(a) to         2002(a) to
                                                December 31,       December 31,
                                                        2002               2002
                                                  (unaudited)        (unaudited)
                                                --------------------------------
Class A
Shares sold                                            90             $      900
                                                  ------------------------------
Net increase                                           90             $      900
================================================================================

Class B
Shares sold                                            90             $      900
                                                  ------------------------------
Net increase                                           90             $      900
================================================================================

Class C
Shares sold                                            90             $      900
                                                  ------------------------------

Net increase                                           90             $      900
================================================================================

Advisor Class
Shares sold                                       189,730             $1,897,300
                                                  ------------------------------

Net increase                                      189,730             $1,897,300
================================================================================

(a) Commencement of operations.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2002.

ALLIANCE GLOBAL GROWTH TRENDS FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                ------------      ------------      ------------     ------------
                                                                                                                        Advisor
                                                                   Class A          Class B           Class C            Class
                                                                ------------      ------------      ------------     ------------
                                                                    July 22,          July 22,          July 22,         July 22,
                                                                 2002 (a) to       2002 (a) to       2002 (a) to      2002 (a) to
                                                                December 31,      December 31,      December 31,     December 31,
                                                                        2002              2002              2002             2002
                                                                  (unaudited)       (unaudited)       (unaudited)      (unaudited)
                                                                ------------------------------------------------------------------
Net asset value, beginning of period ....................       $      10.00         $   10.00         $   10.00         $   10.00
                                                                ------------------------------------------------------------------
Income from Investment Operations

Net investment loss (b) (c) .............................               (.07)             (.09)             (.09)             (.05)

Net realized and unrealized gain on
  investment and foreign currency
  transactions ..........................................                .26               .25               .25               .26
                                                                ------------------------------------------------------------------

Net increase in net asset value from
  operations ............................................                .19               .16               .16               .21
                                                                ------------------------------------------------------------------

Net asset value, end of period ..........................       $      10.19         $   10.16         $   10.16         $   10.21
                                                                ==================================================================

Total Return

Total investment return based on net
  asset value (d) .......................................               1.90%             1.60%             1.60%             2.10%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .......................................       $          1         $       1         $       1         $   2,038

Ratio to average net assets of:

  Expenses, net of waivers/
    reimbursements (e) ..................................               1.70%             2.40%             2.40%             1.40%

  Expenses, before waivers/
    reimbursements (e) ..................................              22.19%            22.77%            22.77%            18.60%

  Net investment loss, net of waivers/
    reimbursements (c) (e) ..............................              (1.52)%           (2.04)%           (2.03)%           (1.07)%

Portfolio turnover rate .................................                 23%               23%               23%               23%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived / reimbursed by the Adviser.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Michael R. Baldwin, Senior Vice President
Norman M. Fidel, Senior Vice President
Paul C. Rissman, Senior Vice President
Robert Alster, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Gina M. Griffin, Vice President
Thomas Schmitt, Vice President
Francis X. Suozzi, Vice President
Janet A. Walsh, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Bank of New York
One Wall Street
New York, NY 10286
Principal Underwriter
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672

(1)   Member of the Audit Committee


                                    Page 18